September 22, 1999



Securities and Exchange Commission
450 Fifth Street NW
Washington DC  20549



RE:  Variable Account D of
     Fortis Benefits Insurance Company
     File No. 33-73986 (Wells Fargo Passage)
     CIK No.  0000826723

Pursuant to Rule 497(j) under the Securities Act of
1933, Fortis Benefits Insurance Company, on behalf of
Separate Account C, certifies that:

1) the form of Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Post-Effective Amendment No. 67) filed September 13, 1999.

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at (651) 738-5080 if you have any questions.

Sincerely,



David A. Peterson
Vice President & Assistant General Counsel

Fortis Benefits Insurance Company
P.O. Box 64284
St. Paul, MN  55164
(651) 738-2000
(800) 800-2638